PROVISION FOR CONTINGENCIES - Provision for contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Provision on legal proceedings, current	R$ 1,518,387	R$ 1,083,475
NONCURRENT
Provision on legal proceedings, non-current	23,033,963	19,645,954
Provision on legal proceedings	24,552,350	20,729,429
Labor
CURRENT
Provision on legal proceedings, current	278,104	39,373
NONCURRENT
Provision on legal proceedings, non-current	2,358,354	1,369,292
Tax
CURRENT
Provision on legal proceedings, current	6,882	4,415
NONCURRENT
Provision on legal proceedings, non-current	625,879	586,429
Civil
CURRENT
Provision on legal proceedings, current	1,233,401	1,039,687
NONCURRENT
Provision on legal proceedings, non-current	R$ 20,049,730	R$ 17,690,233